United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-08527

           AllianceBernstein International Premier Growth Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672


                     Date of fiscal year end: July 31, 2003

                     Date of reporting period: July 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


[LOGO]AllianceBernstein(SM)
      Investment Research and Management


AllianceBernstein International
Premier Growth Fund


                                  International
                                    Large-Cap


                          Annual Report--July 31, 2003

    Investment Products Offered
===================================
      o Are Not FDIC Insured
      o May Lose Value
      o Are Not Bank Guaranteed
===================================


This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.investor.alliancecapital.com or on the Securities and Exchange Commision's web site at http://www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

September 30, 2003
Annual Report
This report provides management's discussion of fund performance for AllianceBernstein International Premier Growth Fund (the "Fund") for the annual reporting period ended July 31, 2003.

Investment Objective and Policies
This open-end fund seeks long-term growth of capital by investing predominantly in the equity securities of a limited number of carefully selected, international companies that are judged likely to achieve superior earnings growth. Current income is incidental to the Fund's objective.

Investment Results
The following table provides the performance results for the Fund and its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index, for the six- and 12-month periods ended July 31, 2003. The MSCI EAFE Growth Index is also included since the Fund generally holds stocks that are categorized as growth stocks as opposed to value stocks.


   INVESTMENT RESULTS*
   Periods Ended July 31, 2003
                                                 ===============================
                                                           Returns
                                                 ===============================
                                                    6 Months          12 Months
--------------------------------------------------------------------------------
   AllianceBernstein
   International
   Premier Growth
   Fund
     Class A                                          15.64%             3.57%
--------------------------------------------------------------------------------
     Class B                                          15.26%             2.84%
--------------------------------------------------------------------------------
     Class C                                          15.26%             2.69%
--------------------------------------------------------------------------------
   MSCI EAFE
   Growth Index                                       14.40%             4.75%
--------------------------------------------------------------------------------
   MSCI EAFE
   Index                                              17.42%             6.76%
--------------------------------------------------------------------------------
 * The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of July 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses to 2.50% for Class A, 3.20% for Class B, 3.20% for Class C and 2.20% for Advisor Class. This waiver extends through the Fund's current fiscal year and may be extended by the Advisor for additional one-year terms. Without the waiver, the Fund's expenses would have been higher and its performance would have been lower than that shown above. Past performance is no guarantee of future results.

   The unmanaged MSCI EAFE Index is a market capitalization-weighted index that measures stock market performance in 21 countries within Europe, Australasia and the Far East. The unmanaged MSCI EAFE Growth Index is a market

--------------------------------------------------------------------------------
                         AllianceBernstein International Premier Growth Fund o 1 capitalization-weighted index that measures stock performance in 21 countries within Europe, Australasia and the Far East with a greater-than-average growth orientation. An investor cannot invest directly in an index, and its results are not indicative of any specific investment including AllianceBernstein International Premier Growth Fund.

   Additional investment results appear on page 5.


During the six-month period ended July 31, 2003, the Fund outperformed the MSCI EAFE Growth Index, but lagged the MSCI EAFE Index. As investors took comfort in the improving economic environment and the prospects for better corporate profits, equity markets around the world staged an impressive rally. In general, growth equities underperformed value during the period, as the most depressed stocks got a quick bounce from a perceived turnaround. The quality growth stocks that characterize the Fund did not benefit from the stabilization of the marketto the same extent that the third and fourth tier companies did. The largest contributor to underperformance was Infosys Technologies, Ltd., which had to reduce forecasts as pricing in the software/outsourcing business came under greater-than-expected pressure.

For the 12-month period ended July 31, 2003, the Fund lagged both benchmarks, as the result of the same forces in world markets. Compelling valuations were to be found during autumn as rhetoric surrounding the Middle East dominated headlines. The ensuing lift benefited lower quality stocks the most, as balance sheet concerns began to evaporate for many troubled companies.

Market Review and Investment Strategy
The past 12 months have been a difficult period for international equities and particularly growth equities. Geopolitical uncertainty, rising oil prices, anemic economic growth across most of the world's economies and a dismal outlook for corporate earnings created a poor climate for equities. Moreover, just as investor confidence began to improve following the quick end to the Iraqi conflict, the emergence of the SARS epidemic in Asia (the only region experiencing strong economic growth) once again tempered the prospects for a sustainable recovery in corporate earnings. Over the last few months, the world's economies have benefited from a jolt of significant monetary and fiscal stimulus. While this has raised investor confidence and enabled the markets to post modest gains, the lower quality and higher risk stocks have posted meaningfully higher returns because of a relief rally.

In this uncertain investment climate, the Fund maintained a balance of both economically sensitive and non-economically sensitive stocks. The Fund continued to have an overweight position in technology, focused on those individual companies that had specific product or market opportunity to exploit without a reliance on a quick economic rebound. The Fund balanced this with an overweight position among those health care companies affording relatively good earnings visibility.


--------------------------------------------------------------------------------
2 o AllianceBernstein International Premier Growth Fund

PERFORMANCE UPDATE


ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND
GROWTH OF A $10,000 INVESTMENT
3/3/98* TO 7/31/03


AllianceBernstein International Premier Growth Fund Class A: $7,467

MSCI EAFE Index: $8,854

MSCI EAFE Growth Index: $7,458

3/3/98*     $ 9,579    $10,000    $10,000
7/31/98     $ 9,904    $10,361    $10,535
7/31/99     $10,517    $11,089    $11,591
7/31/00     $12,598    $12,306    $12,665
7/31/01     $ 8,587    $ 8,566    $ 9,951
7/31/02     $ 7,210    $ 7,120    $ 8,293
7/31/03     $ 7,467    $ 7,458    $ 8,854



This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein International Premier Growth Fund Class A shares (from 3/3/98* to 7/31/03) as compared to the performance of appropriate broad-based indices. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is a market capitalization-weighted index that measures stock market performance in 21 countries within Europe, Australasia and the Far East.

The unmanaged MSCI EAFE Growth Index is a market capitalization-weighted index that measures stock market performance in 21 countries within Europe, Australasia and the Far East with a greater-than-average growth orientation.

When comparing AllianceBernstein International Premier Growth Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein International Premier Growth Fund.

*Fund data is from the Fund's Class A share inception date of 3/3/98. Returns for the benchmarks are from the closest month-end to the Fund's inception date; therefore the benchmark data is from 2/28/98.


--------------------------------------------------------------------------------
                         AllianceBernstein International Premier Growth Fund o 3

PORTFOLIO SUMMARY
July 31, 2003


INCEPTION DATES
Class A Shares
3/3/98
Class B Shares
3/3/98
Class C Shares
3/3/98

PORTFOLIO STATISTICS
Net Assets ($mil): $97.6


SECTOR BREAKDOWN
  21.2% Finance
  19.2% Technology
  13.2% Consumer Services
  11.3% Health Care
   8.7% Capital Goods
   8.5% Consumer Staples
   7.7% Consumer Manufacturing
   4.0% Utilities
   4.0% Energy
   2.2% Basic Industry


All data as of July 31, 2003. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
4 o AllianceBernstein International Premier Growth Fund

INVESTMENT RESULTS



AVERAGE ANNUAL RETURNS AS OF JULY 31, 2003

Class A Shares
--------------------------------------------------------------------------------
                               Without Sales Charge        With Sales Charge
                     1 Year          3.57%                    -0.79%
                    5 Years         -5.49%                    -6.31%
            Since Inception*        -4.50%                    -5.25%

Class B Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
                     1 Year          2.84%                    -1.16%
                    5 Years         -6.15%                    -6.15%
            Since Inception*        -5.18%                    -5.18%

Class C Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
                     1 Year          2.69%                     1.69%
                    5 Years         -6.15%                    -6.15%
            Since Inception*        -5.18%                    -5.18%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2003)

                                  Class A           Class B           Class C
--------------------------------------------------------------------------------
                     1 Year       -13.49%           -13.81%         -11.23%
                    5 Years        -6.66%            -6.54%          -6.54%
            Since Inception*       -5.88%            -5.81%          -5.81%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Returns for Advisor Class shares will vary due to different expenses associated with this class.

Substantially all of the Fund's assets will be invested in foreign securities which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Investment in the Fund includes risks not associated with funds that invest primarily in U.S. issues. Because the Fund will invest in foreign currency denominated securities, these fluctuations may be magnified by changes in foreign exchange rates.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* Since inception: inception date is 3/3/98 for all share classes.

--------------------------------------------------------------------------------
                         AllianceBernstein International Premier Growth Fund o 5

TEN LARGEST HOLDINGS
July 31, 2003


                                                               Percent of
Company                                  U.S. $ Value          Net Assets
--------------------------------------------------------------------------------
Vodafone Group Plc.                      $  4,258,605                 4.4%
--------------------------------------------------------------------------------
Canon, Inc.                                 3,611,607                 3.7
--------------------------------------------------------------------------------
Royal Bank of Scotland Group Plc.           3,545,074                 3.6
--------------------------------------------------------------------------------
Standard Chartered Plc.                     3,006,263                 3.1
--------------------------------------------------------------------------------
Hoya Corp.                                  2,872,680                 2.9
--------------------------------------------------------------------------------
BNP Paribas, SA                             2,724,142                 2.8
--------------------------------------------------------------------------------
Ricoh Co., Ltd.                             2,570,426                 2.6
--------------------------------------------------------------------------------
France Telecom, SA                          2,437,553                 2.5
--------------------------------------------------------------------------------
Swiss Reinsurance Co.                       2,404,660                 2.5
--------------------------------------------------------------------------------
Bayerische Motoren Werke AG                 2,394,455                 2.5
--------------------------------------------------------------------------------
                                         $ 29,825,465                30.6%


--------------------------------------------------------------------------------
6 o AllianceBernstein International Premier Growth Fund

PORTFOLIO OF INVESTMENTS
July 31, 2003


Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------

COMMON & PREFERRED STOCKS-99.8%

Finland-1.5%
Nokia AB OYJ Corp. Series A ......................         94,200    $ 1,440,878
                                                                     -----------
France-16.1%
Alcatel, SA(a) ...................................        112,400      1,125,979
BNP Paribas, SA ..................................         50,200      2,724,142
France Telecom, SA(a) ............................         92,400      2,437,553
L'Oreal, SA ......................................         22,300      1,466,327
LVMH Moet Hennessy Louis Vuitton, SA .............         25,400      1,391,472
Sanofi-Synthelabo, SA ............................         33,900      1,907,377
Schneider Electric, SA ...........................         27,400      1,469,035
TF1- TV Francaise ................................         37,300      1,180,872
Total, SA ........................................         13,400      1,983,441
                                                                     -----------
                                                                      15,686,198
                                                                     -----------
Germany-8.7%
Altana AG ........................................         16,500      1,017,315
Bayerische Motoren Werke AG ......................         61,800      2,394,455
Deutsche Bank AG .................................         12,700        822,960
Infineon Technologies AG(a) ......................        100,800      1,288,255
Porsche AG pfd ...................................          3,100      1,263,768
SAP AG ...........................................         14,800      1,731,923
                                                                     -----------
                                                                       8,518,676
                                                                     -----------
Hong Kong-0.8%
Johnson Electric Holdings, Ltd. ..................        583,500        793,043
                                                                     -----------
Ireland-4.6%
Allied Irish Banks Plc ...........................        170,664      2,348,866
CRH Plc ..........................................        113,532      2,131,835
                                                                     -----------
                                                                       4,480,701
                                                                     -----------
Israel-1.3%
Teva Pharmaceutical Industries, Ltd. (ADR)(a) ....         21,400      1,227,076
                                                                     -----------
Italy-2.7%
ENI SpA ..........................................        129,000      1,899,291
UniCredito Italiano SpA ..........................        148,800        696,848
                                                                     -----------
                                                                       2,596,139
                                                                     -----------
Japan-25.7%
Canon, Inc. ......................................         75,000      3,611,607
Daikin Industries, Ltd. ..........................         70,000      1,275,686
Fujisawa Pharmaceutical Co., Ltd. ................         56,000      1,085,641
Funai Electric Co., Ltd. .........................          9,200      1,070,132
Honda Motor Co., Ltd. ............................         18,000        694,923
Hoya Corp. .......................................         40,000      2,872,680
KDDI Corp. .......................................            323      1,458,857

--------------------------------------------------------------------------------
                         AllianceBernstein International Premier Growth Fund o 7

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------

Keyence Corp. ..................................           9,700     $ 1,807,198
Nitto Denko Corp. ..............................          25,000         911,204
Nomura Holdings, Inc. ..........................          81,000       1,076,010
Pioneer Corp. ..................................          45,000       1,061,065
Ricoh Co., Ltd. ................................         143,000       2,570,426
Shin-Etsu Chemical Co., Ltd. ...................          61,100       2,130,599
SMC Corp. ......................................          19,800       1,857,611
Takeda Chemical Industries, Ltd. ...............          45,300       1,617,253
                                                                     -----------
                                                                      25,100,892
                                                                     -----------
Mexico-1.4%
America Movil, SA de CV Series L (ADR) .........          62,700       1,400,718
                                                                     -----------
Netherlands-0.3%
ING Groep NV ...................................          14,800         299,014
                                                                     -----------
South Korea-1.3%
Samsung Electronics Co., Ltd. ..................           3,600       1,268,615
                                                                     -----------
Sweden-1.1%
Sandvik AB .....................................          37,800       1,050,728
                                                                     -----------
Switzerland-8.8%
Alcon, Inc. ....................................          11,400         581,058
Credit Suisse Group ............................          74,100       2,328,356
Novartis AG ....................................          48,100       1,854,648
Swiss Reinsurance Co. ..........................          38,000       2,404,660
UBS AG .........................................          23,600       1,381,715
                                                                     -----------
                                                                       8,550,437
                                                                     -----------
Taiwan-1.0%
Taiwan Semiconductor Manufacturing Co.,
Ltd.(a) ........................................         575,229         987,733
United Microelectronics Corp.(a) ...............          27,000          19,252
                                                                     -----------
                                                                       1,006,985
                                                                     -----------
United Kingdom-24.5%
AstraZeneca Plc ................................          23,600         942,855
British Sky Broadcasting Group Plc.(a) .........         195,100       2,211,538
Capita Group Plc ...............................         521,100       2,054,202
GUS Plc ........................................          65,300         766,994
Reckitt Benckiser Plc ..........................         104,501       1,923,546
Royal Bank of Scotland Group Plc ...............         125,400       3,545,074
Smith & Nephew Plc .............................         127,756         762,625
Standard Chartered Plc .........................         232,678       3,006,263
Tesco Plc ......................................         684,744       2,371,524
Unilever Plc ...................................         135,200       1,110,525
Vodafone Group Plc .............................       2,243,000       4,258,605
WPP Group Plc ..................................         111,500         990,307
                                                                     -----------
                                                                      23,944,058
                                                                     -----------

--------------------------------------------------------------------------------
8 o AllianceBernstein International Premier Growth Fund

                                                            U.S. $ Value
--------------------------------------------------------------------------------

Total Investments-99.8%
   (cost $86,016,494).......................               $    97,364,158
Other assets less liabilities-0.2%..........                       188,003
                                                           ---------------

Net Assets-100%.............................               $    97,552,161
                                                           ---------------


(a) Non-income producing security.
    Glossary: ADR - American Depositary Receipt
    See notes to financial statements.


--------------------------------------------------------------------------------
                         AllianceBernstein International Premier Growth Fund o 9

STATEMENT OF ASSETS & LIABILITIES
July 31, 2003


Assets
Investments in securities, at value (cost $86,016,494) ........   $  97,364,158
Foreign cash, at value (cost $996,533) ........................         996,575
Receivable for investment securities sold and
  foreign currency contracts ..................................       2,577,652
Dividends receivable ..........................................         141,382
                                                                  -------------
Total assets ..................................................     101,079,767
                                                                  -------------
Liabilities
Due to custodian ..............................................           9,692
Payable for investment securities purchased and
  foreign currency contracts ..................................       2,335,425
Payable for capital stock redeemed ............................         724,881
Distribution fee payable ......................................          58,084
Advisory fee payable ..........................................          43,191
Accrued expenses and other liabilities ........................         356,333
                                                                  -------------
Total liabilities .............................................       3,527,606
                                                                  -------------
Net Assets ....................................................   $  97,552,161
                                                                  -------------
Composition of Net Assets
Capital stock, at par .........................................   $      13,236
Additional paid-in capital ....................................     225,155,046
Accumulated net realized loss on investments and
  foreign currency transactions ...............................    (138,971,021)
Net unrealized appreciation of investments and
  foreign currency denominated assets and liabilities .........      11,354,900
                                                                  -------------
                                                                  $  97,552,161
                                                                  -------------
Calculation of Maximum Offering Price Class A Shares
Net asset value and redemption price per share
  ($23,851,187/3,162,331 shares of capital stock
  issued and outstanding) .....................................   $        7.54
Sales charge--4.25% of public offering price ..................             .33
                                                                  -------------
Maximum offering price ........................................   $        7.87
                                                                  -------------
Class B Shares
Net asset value and offering price per share
  ($45,814,765/6,320,290 shares of capital stock
  issued and outstanding) .....................................   $        7.25
                                                                  -------------
Class C Shares
Net asset value and offering price per share
  ($15,257,184/2,104,617 shares of capital stock
  issued and outstanding) .....................................   $        7.25
                                                                  -------------
Advisor Class Shares
Net asset value, redemption and offering price per share
  ($12,629,025/1,648,557 shares of capital stock
  issued and outstanding) .....................................   $        7.66
                                                                  -------------

See notes to financial statements.


--------------------------------------------------------------------------------
10 o AllianceBernstein International Premier Growth Fund

STATEMENT OF OPERATIONS


                                         December 1, 2002    Year Ended
                                                to          November 30,
                                           July 31, 2003*       2002
                                         ---------------   ---------------
Investment Income
Dividends (net of foreign taxes withheld
  of $151,123 and $252,058,
  respectively)......................... $     1,162,415   $     1,773,914
Interest................................           5,819            12,576
                                         ---------------   ---------------
Total income............................       1,168,234         1,786,490
                                         ---------------   ---------------
Expenses
Advisory fee............................         637,975         1,357,598
Distribution fee--Class A...............          46,769           101,713
Distribution fee--Class B...............         302,293           662,830
Distribution fee--Class C...............         102,445           228,029
Transfer agency.........................         464,093           823,216(a)
Custodian...............................         187,119           314,176
Printing................................         163,075           139,236
Audit and legal.........................          98,935            99,554
Administrative..........................          88,667           133,000
Registration............................          65,623            67,493
Amortization of organization expenses...          13,062            53,655
Directors' fees.........................          12,989            19,369
Miscellaneous...........................          18,327             5,584
                                         ---------------   ---------------
Total expenses..........................       2,201,372         4,005,453
Less: expenses waived and reimbursed by
  the Adviser (see Note B)..............        (346,165)          (34,622)
Less: expense offset arrangement
  (see Note B)..........................            (155)           (2,963)(a)
                                         ---------------   ---------------
Net expenses............................       1,855,052         3,967,868
                                         ---------------   ---------------
Net investment loss.....................        (686,818)       (2,181,378)
                                         ---------------   ---------------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized loss on:
   Investment transactions..............      (6,524,305)      (16,222,926)
   Foreign currency transactions........          (2,442)          (81,529)
Net change in unrealized appreciation/
   depreciation of:
   Investments..........................       9,657,489           853,012
   Foreign currency denominated assets
  and liabilities.......................          (3,015)           12,329
                                         ---------------   ---------------
Net gain (loss) on investment and
  foreign currency transactions.........       3,127,727       (15,439,114)
                                         ---------------   ---------------
Net Increase (Decrease) in Net Assets
  from Operations....................... $     2,440,909   $   (17,620,492)
                                         ---------------   ---------------


*   The Fund changed its fiscal year end from November 30 to July 31.
(a) Amounts have been reclassified to conform to the current period's presentation.
    See notes to financial statements.


--------------------------------------------------------------------------------
                        AllianceBernstein International Premier Growth Fund o 11

STATEMENT OF CHANGES IN NET ASSETS






                                     December 1,     Year Ended      Year Ended
                                      2002 to        November 30,   November 30,
                                  July 31, 2003*       2002             2001

                                 ----------------  --------------  -------------
Increase (Decrease) in Net
Assets from Operations
Net investment loss ...........  $      (686,818)  $  (2,181,378)  $ (3,185,940)
Net realized loss on investment
and foreign currency
transactions ..................      (6,526,747)     (16,304,455)   105,599,824)
Net change in unrealized
appreciation/depreciation
of investments and foreign
currency denominated assets
and liabilities ...............        9,654,474         865,341     59,957,078
                                   -------------   -------------  -------------
Net increase (decrease) in
net assets from operations ....        2,440,909     (17,620,492)   (48,828,686)
Capital Stock Transactions
Net decrease ..................      (14,467,742)    (36,814,553)   (35,684,911)
                                   -------------   -------------  -------------
Total decrease ................      (12,026,833)    (54,435,045)   (84,513,597)
Net Assets
Beginning of period ...........      109,578,994     164,014,039    248,527,636
                                   -------------   -------------  -------------
End of period .................    $  97,552,161   $ 109,578,994  $ 164,014,039
                                   -------------   -------------  -------------


* The Fund changed its fiscal year end from November 30 to July 31. See notes to financial statements.


--------------------------------------------------------------------------------
12 o AllianceBernstein International Premier Growth Fund

NOTES TO FINANCIAL STATEMENTS
July 31, 2003


NOTE A
Significant Accounting Policies
AllianceBernstein International Premier Growth Fund, Inc. (the "Fund"), formerly Alliance International Premier Growth Fund, Inc. was incorporated as a Maryland Corporation on November 24, 1997 and is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available on request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are


--------------------------------------------------------------------------------
                        AllianceBernstein International Premier Growth Fund o 13 valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Organization Expenses
Organization expenses of approximately $273,100 have been deferred and have been fully amortized on a straight-line basis through February, 2003.

3. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies,



--------------------------------------------------------------------------------
14 o AllianceBernstein International Premier Growth Fund currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

4. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

6. Income and Expenses
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees.

7. Dividends and Distributions
Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Change of Fiscal Year End
The Fund changed its fiscal year end from November 30 to July 31. Accordingly, the statement of operations, the statement of changes in net assets and financial highlights reflect the period from December 1, 2002 to July 31, 2003.

--------------------------------------------------------------------------------
                        AllianceBernstein International Premier Growth Fund o 15

NOTE B
Advisory Fee and Other Transactions with Affiliates
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of 1% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 2.50%, 3.20%, 3.20% and 2.20% of the average daily net assets for Class A, Class B, Class C and Advisor Class shares, respectively. For the eight months ended July 31, 2003 and the year ended November 30, 2002, such waivers and reimbursement amounted to $346,165 and $34,622 respectively.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the eight months ended July 31, 2003 and the year ended November 30, 2002, such fees amounted to $88,667 and $133,000, respectively.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $318,085 and $542,303, respectively, for the eight months ended July 31, 2003 and the year ended November 30, 2002.

For the eight months ended July 31, 2003 and the year ended November 30, 2002, the Fund's expenses were reduced by $155 and $2,963, respectively, under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly AllianceFund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,826 and $16,906 from the sales of Class A shares and received $967 and $234,560, $143,266 and $227,725 and $1,528 and $3,032 respectively, in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the eight months ended July 31, 2003 and the year ended November 30, 2002.

Brokerage commissions paid on investment transactions for the eight months ended July 31, 2003 and the year ended November 30, 2002, amounted to $215,705 and $440,635, respectively, of which $10,698 and $7,079, respectively, were paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C
Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the


--------------------------------------------------------------------------------
16 o AllianceBernstein International Premier Growth Fund

Agreement the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to the Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $5,771,598 and $1,175,237 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the period ended July 31, 2003, were as follows:

                                              Purchases          Sales
                                         ---------------   ---------------
Investment securities (excluding
U.S. government securities)............  $    52,941,378   $    68,462,624
U.S. government securities.............               -0-               -0-

At July 31, 2003, the cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Cost.................................................      $    90,227,246
                                                           ---------------

Gross unrealized appreciation........................      $    10,104,280
Gross unrealized depreciation........................           (2,967,368)
                                                           ---------------
Net unrealized appreciation..........................      $     7,136,912
                                                           ---------------

Forward Exchange Currency Contracts
The Fund may enter into forward foreign exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.


--------------------------------------------------------------------------------
                        AllianceBernstein International Premier Growth Fund o 17

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

NOTE E
Capital Stock
There are 12,000,000,000 shares of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


                           ========================================================
                                                  Shares
                           ========================================================
                             December 1, 2002       Year Ended       Year Ended
                            to July 31, 2003*  November 30, 2002  November 30, 2001
                           --------------------------------------------------------
Class A
Shares sold                         5,538,848     10,518,407         21,245,534
-----------------------------------------------------------------------------------
Shares converted from Class B          53,904         68,806             34,687
-----------------------------------------------------------------------------------
Shares redeemed                    (6,186,920)   (11,683,623)       (22,175,037)
-----------------------------------------------------------------------------------
Net decrease                         (594,168)    (1,096,410)          (894,816)
-----------------------------------------------------------------------------------

Class B
Shares sold                           379,249      1,158,848          2,246,055
-----------------------------------------------------------------------------------
Shares converted to Class A           (56,253)       (70,983)           (36,753)
-----------------------------------------------------------------------------------
Shares redeemed                    (1,478,133)    (3,504,325)        (4,217,488)
-----------------------------------------------------------------------------------
Net decrease                       (1,155,137)    (2,416,460)        (2,008,186)
-----------------------------------------------------------------------------------

Class C
Shares sold                         4,866,072      4,692,416          2,779,080
-----------------------------------------------------------------------------------
Shares redeemed                    (5,303,022)    (5,718,232)        (3,767,180)
-----------------------------------------------------------------------------------
Net decrease                         (436,950)    (1,025,816)          (988,100)
-----------------------------------------------------------------------------------

Advisor Class
Shares sold                           648,557        287,576            229,701
----------------------------------------------------------------------------------
Shares redeemed                      (544,075)      (415,695)          (334,041)
-----------------------------------------------------------------------------------
Net increase (decrease)               104,482       (128,119)          (104,340)
----------------------------------------------------------------------------------

* The Fund changed its fiscal year end from November 30 to July 31.


--------------------------------------------------------------------------------
18 o AllianceBernstein International Premier Growth Fund


                           ========================================================
                                                  Amount
                           ========================================================
                             December 1, 2002       Year Ended       Year Ended
                            to July 31, 2003*  November 30, 2002  November 30, 2001
                           --------------------------------------------------------
Class A
Shares sold                     $  38,075,319  $  79,941,057      $ 195,698,925
-----------------------------------------------------------------------------------
Shares converted from Class B         374,253        535,221            293,785
-----------------------------------------------------------------------------------
Shares redeemed                   (42,814,218)   (89,842,194)      (205,394,698)
-----------------------------------------------------------------------------------
Net decrease                    $  (4,364,646) $  (9,365,916)     $  (9,401,988)
-----------------------------------------------------------------------------------

Class B
Shares sold                     $   2,505,155  $   8,813,230      $  21,258,449
-----------------------------------------------------------------------------------
Shares converted to Class A          (374,253)      (535,221)          (293,785)
-----------------------------------------------------------------------------------
Shares redeemed                    (9,714,282)   (26,414,345)       (38,048,375)
-----------------------------------------------------------------------------------
Net decrease                    $  (7,583,380) $ (18,136,336)     $ (17,083,711)
-----------------------------------------------------------------------------------

Class C
Shares sold                     $  32,278,572  $  34,153,384      $  25,863,187
-----------------------------------------------------------------------------------
Shares redeemed                   (35,378,183)   (42,408,853        (34,177,485)
-----------------------------------------------------------------------------------
Net decrease                    $  (3,099,611) $  (8,255,469)     $  (8,314,298)
-----------------------------------------------------------------------------------

Advisor Class
Shares sold                     $   4,471,657  $   2,235,289      $   2,210,201
-----------------------------------------------------------------------------------
Shares redeemed                    (3,891,762)    (3,292,121)        (3,095,115)
-----------------------------------------------------------------------------------
Net increase (decrease)         $     579,895  $  (1,056,832)     $    (884,914)
-----------------------------------------------------------------------------------


NOTE F
Concentration of Risk
Investing in securities of foreign companies involves special risks which include the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.


NOTE G
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the eight months ended July 31, 2003.


* The Fund changed its fiscal year end from November 30 to July 31.


--------------------------------------------------------------------------------
                        AllianceBernstein International Premier Growth Fund o 19

NOTE H
Components of Accumulated Earnings (Deficit)
As of July 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses...................   $  (134,760,269)(a)
                                                          ----------------
Unrealized appreciation/(depreciation).................         7,144,148(b)
Total accumulated earnings/(deficit)...................   $  (127,616,121)
                                                          ----------------


(a) On July 31, 2003, the Fund had a net capital loss carryforward of $134,760,269, of which $10,327,674 expires in the year 2008, $97,068,324 expires in the year 2009, $19,888,061 expires in the year 2010 and $7,476,210 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

During the fiscal period ended July 31, 2003, permanent differences, primarily due to foreign currency losses, net investment loss and certain non-deductible expenses, resulted in a net decrease in accumulated net realized loss on investments and foreign currency transactions, decrease in accumulated net investment loss, and a corresponding decrease in additional paid-in-capital. This reclassification had no effect on net assets.

NOTE I
Subsequent Events
Alliance Capital Management L.P., ("Alliance Capital") the Fund's Adviser, has been contacted by the Office of the New York State Attorney General ("NYAG") and the United States Securities and Exchange Commission ("SEC") in connection with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Alliance Capital has been providing full cooperation with respect to these investigations.

Based on the preliminary results of its own ongoing internal investigation concerning mutual fund transactions, Alliance Capital has identified conflicts of interest in connection with certain market timing transactions. In this regard, Alliance Capital has suspended two of its employees, neither of which was a portfolio manager or officer of the Fund. Alliance Capital continues to review the facts and circumstances relevant to the SEC's and NYAG's investigations, including whether third parties may have engaged in illegal late trading in the Funds and whether any of its employees knowingly facilitated such late trading. Consistent with the best interests of the Fund and its shareholders, Alliance Capital intends to vigorously pursue its rights, and the rights of the Fund and its shareholders, if it is determined that such trading occurred. At the present time, management of Alliance Capital is unable to estimate the impact, if any, that the outcome of these investigations may have on the Fund or Alliance Capital's results of operations or financial condition.


--------------------------------------------------------------------------------
20 o AllianceBernstein International Premier Growth Fund

Alliance Capital also announced that its Board of Directors authorized a special committee, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, to direct and oversee a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

On October 2, 2003, a class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint"), was filed in federal district court in the Southern District of New York against Alliance Capital Management Holding L.P.; Alliance Capital ; Alliance Capital Management Corporation (collectively, the "Alliance Capital defendants"); certain of the AllianceBernstein Mutual Funds, including the Fund, AXA Financial, Inc.; Gerald Malone; Charles Schaffran; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management LLC; Canary Capital Partners, Ltd.; and other unnamed defendants. The action, which is brought on behalf of a putative class of all persons who purchased shares in one or more of the defendant mutual funds between October 2, 1998 and September 29, 2003, alleges violations of the

Securities Act of 1933, the Securities Exchange Act of 1934 and the Investment Advisors Act of 1940. The principal allegations of the Hindo Complaint are that the Alliance Capital defendants entered into agreements under which certain named and unnamed parties were permitted to engage in late trading and market timing transactions in the defendant funds. According to the Complaint, these agreements were fraudulent and a breach of fiduciary duty to fund shareholders. In addition, plaintiffs allege that the prospectuses for the named AllianceBernstein mutual funds were false and misleading because they: (i) failed to disclose the existence of these late trading and market timing agreements; and (ii) represented that fund shareholders would be safeguarded against the effects of such agreements. Plaintiffs seek unspecified damages, the rescission of plaintiffs' contracts with Alliance Capital, and recovery of any fees paid in connection therewith. Alliance Capital is evaluating the claims in the Hindo Complaint and intends to vigorously defend against them. At the present time, management of Alliance Capital is unable to estimate the impact, if any, that the outcome of this action may have on the Fund or on Alliance Capital's results of operations or financial condition. On October 8, 2003, a similar complaint was filed in federal district court in the Eastern District of New York in which all AllianceBernstein Funds are named as nominal defendants. Alliance Capital understands that additional lawsuits that are similar to these lawsuits have been filed, and believes that others may be filed, against Alliance Capital defendants and related parties.


--------------------------------------------------------------------------------
                        AllianceBernstein International Premier Growth Fund o 21

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                          ===========================================================================
                                                                           Class A
                                          ===========================================================================
                                          December 1,                                                        March 3,
                                             2002 to                                                       1998(b) to
                                             July 31,               Year Ended November 30,              November 30,
                                                2003(a)      2002         2001         2000          1999        1998
                                          ---------------------------------------------------------------------------
Net asset value,
  beginning of period...................       $7.31        $8.36       $10.50     $  13.22         $9.63      $10.00
                                          ---------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(c)..................        (.03)(d)     (.09)        (.10)        (.14)         (.15)(d)    (.08)(d)
Net realized and unrealized gain
  (loss) on investment and foreign
  currency transactions.................         .26         (.96)       (2.04)       (2.14)         3.74        (.29)
                                          ---------------------------------------------------------------------------
Net increase (decrease) in net asset
  value from operations.................         .23        (1.05)       (2.14)       (2.28)         3.59        (.37)
                                          ---------------------------------------------------------------------------
Less: Distributions
Distributions from net realized gain
  on investment and foreign
  currency transactions.................          -0-          -0-          -0-        (.44)           -0-         -0-
                                          ---------------------------------------------------------------------------
Total distributions.....................          -0-          -0-          -0-        (.44)           -0-         -0-
                                          ---------------------------------------------------------------------------
Net asset value, end of period .........     $  7.54       $ 7.31      $  8.36     $  10.50        $13.22      $ 9.63
                                          ---------------------------------------------------------------------------
Total Return
Total investment return based on
  net asset value(e)....................        3.15%      (12.56)%     (20.38)%     (17.88)%       37.28%      (3.70)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted).......................     $23,851      $27,456      $40,555      $60,330       $12,851      $7,255
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements......................        2.50%(f)     2.47%        2.17%        1.95%         2.51%(g)    2.50%(f)
  Expenses, before waivers/
    reimbursements......................        2.99%(f)     2.47%        2.17%        1.95%         3.26%       5.19%(f)
  Net investment loss...................        (.68)%(d(f) (1.17)%      (1.06)%      (1.07)%       (1.34)%(d)   (.90)%(d)(f)
Portfolio turnover rate.................          56%          75%         171%         111%          107%        151%


See footnote summary on page 25.


--------------------------------------------------------------------------------
22 o AllianceBernstein International Premier Growth Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                          ===========================================================================
                                                                           Class B
                                          ===========================================================================
                                          December 1,                                                        March 3,
                                             2002 to                                                       1998(b) to
                                             July 31,               Year Ended November 30,              November 30,
                                                2003(a)      2002         2001         2000          1999        1998
                                          ---------------------------------------------------------------------------
Net asset value,
  beginning of period....................      $7.06        $8.12       $10.29     $  13.05         $9.58      $10.00
                                          ---------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(c)...................       (.06)(d)     (.14)(d)     (.17)        (.23)         (.22)(d)    (.13)(d)
Net realized and unrealized gain
  (loss) on investment and foreign
  currency transactions..................        .25         (.92)       (2.00)       (2.09)         3.69        (.29)
                                          ---------------------------------------------------------------------------
Net increase (decrease) in net asset
  value from operations..................        .19        (1.06)       (2.17)       (2.32)         3.47        (.42)
                                          ---------------------------------------------------------------------------
Less: Distributions
Distributions from net realized gain
  on investment and foreign
  currency transactions..................         -0-          -0-          -0-        (.44)           -0-         -0-
                                          ---------------------------------------------------------------------------
Total distributions......................         -0-          -0-          -0-        (.44)           -0-         -0-
                                          ---------------------------------------------------------------------------
Net asset value, end of period ..........    $  7.25       $ 7.06      $  8.12     $  10.29        $13.05     $  9.58
                                          ---------------------------------------------------------------------------
Total Return
Total investment return based on
  net asset value(e).....................       2.69%      (13.05)%     (21.09)%     (18.44)%       36.22%      (4.20)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)........................    $45,815      $52,744      $80,353     $122,503       $28,678     $11,710
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements.......................       3.20%(f)     3.20%        2.92%        2.67%         3.21%(g)    3.20%(f)
  Expenses, before waivers/
    reimbursements.......................       3.79%(f)     3.25%        2.92%        2.67%         3.93%       6.14%(f)
  Net investment loss....................      (1.38)%(d(f) (1.88)%(d)   (1.84)%      (1.79)%       (2.07)%(d)  (1.41)%(d)(f)
Portfolio turnover rate..................         56%          75%         171%         111%          107%        151%




See footnote summary on page 25.


--------------------------------------------------------------------------------
                        AllianceBernstein International Premier Growth Fund o 23

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                          ===========================================================================
                                                                           Class C
                                          ===========================================================================
                                          December 1,                                                        March 3,
                                             2002 to                                                       1998(b) to
                                             July 31,               Year Ended November 30,              November 30,
                                                2003(a)      2002         2001         2000          1999        1998
                                          ---------------------------------------------------------------------------
Net asset value,
  beginning of period..... .............       $7.06        $8.13       $10.29     $  13.05         $9.57      $10.00
                                          ---------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(c).. ...............        (.06)(d)     (.14)(d)     (.16)        (.23)         (.22)(d)    (.15)(d)
Net realized and unrealized gain
  (loss) on investment and foreign
  currency transactions... .............         .25         (.93)       (2.00)       (2.09)         3.70        (.28)
Net increase (decrease) in net asset      ---------------------------------------------------------------------------
  value from operations... .............         .19        (1.07)       (2.16)       (2.32)         3.48        (.43)
                                          ---------------------------------------------------------------------------
Less: Distributions
Distributions from net realized gain
  on investment and foreign

  currency transactions... .............          -0-          -0 -         -0-        (.44)           -0-         -0-
                                          ---------------------------------------------------------------------------
Total distributions..... ...............          -0-          -0 -         -0-        (.44)           -0-         -0-
                                          ---------------------------------------------------------------------------
Net asset value, end of period .........     $  7.25       $ 7.06      $  8.13     $  10.29        $13.05    $   9.57
                                          ---------------------------------------------------------------------------
Total Return
Total investment return based on
  net asset value(e)...... .............        2.69%      (13.16)%     (20.99)%     (18.44)%       36.36%      (4.30)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... .............     $15,257      $17,942      $28,990      $46,894        $9,235      $3,120
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........ .............        3.20%(f)     3.20%        2.88%        2.66%         3.21%(g)    3.20%(f)
  Expenses, before waivers/
    reimbursements........ .............        3.73%(f)     3.20%        2.88%        2.66%         3.92%       6.00%(f)
  Net investment loss... ...............       (1.37)%(d(f) (1.90)%(d)   (1.80)%      (1.79)%       (2.06)%(d)  (1.69)%(d)(f)
Portfolio turnover rate. ...............          56%          75%         171%         111%          107%        151%




See footnote summary on page 25.


--------------------------------------------------------------------------------
24 o AllianceBernstein International Premier Growth Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                          ===========================================================================
                                                                           Advisor Class
                                          ===========================================================================
                                          December 1,                                                        March 3,
                                             2002 to                                                       1998(b) to
                                             July 31,               Year Ended November 30,              November 30,
                                                2003(a)      2002         2001         2000          1999        1998
                                          ---------------------------------------------------------------------------
Net asset value,
  beginning of period...................       $7.41        $8.44       $10.58     $  13.27         $9.64      $10.00
                                          ---------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income (loss)(c) ........        (.01)(d)     (.07)        (.07)        (.09)         (.12)(d)     .01(d)
Net realized and unrealized gain
  (loss) on investment and foreign
  currency transactions.................         .26         (.96)       (2.07)       (2.16)         3.75        (.37)
                                          ---------------------------------------------------------------------------
Net increase (decrease) in net asset
  value from operations.................         .25        (1.03)       (2.14)       (2.25)         3.63        (.36)
                                          ---------------------------------------------------------------------------
Less: Distributions
Distributions from net realized gain
  on investment and foreign
  currency transactions.................          -0-          -0-          -0-        (.44)           -0-         -0-
                                          ---------------------------------------------------------------------------
Total distributions.....................          -0-          -0-          -0-        (.44)           -0-         -0-
                                          ---------------------------------------------------------------------------
Net asset value, end of period .........     $  7.66       $ 7.41      $  8.44     $  10.58        $13.27   $    9.64
                                          ---------------------------------------------------------------------------
Total Return
Total investment return based on
  net asset value(e)....................        3.37%      (12.20)%     (20.23)%     (17.57)%       37.66%      (3.60)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted).......................     $12,629      $11,437      $14,116      $18,800        $2,386      $1,386
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements......................        2.20%(f)     2.18%        1.86%        1.61%         2.21%(g)    2.20%(f)
  Expenses, before waivers/
    reimbursements......................        2.70%(f)     2.18%        1.86%        1.61%         2.96%       6.28%(f)
  Net investment income (loss) .........        (.32)%(d)(f) (.85)%       (.78)%       (.68)%       (1.06)%(d)    .13%(d)(f)
Portfolio turnover rate.................          56%          75%         171%         111%          107%        151%




(a) The Fund changed its fiscal year end from November 30 to July 31.
(b) Commencement of operations.
(c) Based on average shares outstanding.
(d) Net of expenses waived/reimbursed by the Adviser.
(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(f) Annualized.
(g) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the period shown below, the net expense ratios were as follows:
                            Year Ended
                         November 30, 1999
                      ---------------------
  Class A...............       2.50%
  Class B...............       3.20%
  Class C...............       3.20%
  Advisor Class.........       2.20%


-------------------------------------------------------------------------------
                       AllianceBernstein International Premier Growth Fund o 25

REPORT OF INDEPENDENT
AUDITORS


To the Board of Directors and Shareholders of AllianceBernstein International Premier Growth Fund, Inc. In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AllianceBernstein International Premier Growth Fund, Inc., formerly Alliance International Premier Growth Fund, Inc. (the "Fund") at July 31, 2003, the results of its operations for the period December 1, 2002 through July 31, 2003 and for the year ended November 30, 2002, the changes in its net assets for the period December 1, 2002 through July 31, 2003 and for each of the two years in the period ended November 30, 2002 and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
September 12, 2003, except for Note I which is as of October 9, 2003.


--------------------------------------------------------------------------------
26 o AllianceBernstein International Premier Growth Fund

BOARD OF DIRECTORS


John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS


Bruce W. Calvert, Executive Vice President
Edward Baker, Vice President
Gurudutt M. Baliga, Vice President
Thomas J. Bardong, Vice President
Russell Brody, Vice President
Thomas Kamp, Vice President
Daniel Nordby, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian
Brown Brothers Harriman & Company
40 Water Street
Boston, MA 02109-3661

Principal Underwriter
AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 76278-6003
Toll-Free (800) 221-5672

IndependentAuditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee


--------------------------------------------------------------------------------
                        AllianceBernstein International Premier Growth Fund o 27

MANAGEMENT OF THE FUND


Board of Directors Information
The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                               PORTFOLIOS
                                                                  IN FUND          OTHER
NAME, AGE OF DIRECTOR,             PRINCIPAL                     COMPLEX      DIRECTORSHIPS
     ADDRESS,                    OCCUPATION(S)                 OVERSEEN BY        HELD BY
(YEARS OF SERVICE*)          DURING PAST 5 YEARS                 DIRECTOR         DIRECTOR
-------------------------------------------------------------------------------------------

INTERESTED DIRECTOR
John D. Carifa,**, 58       President, Chief Operating Officer           116         None
1345 Avenue                 and a Director of Alliance Capital
of the Americas             Management Corporation ("ACMC"),
New York, NY 10105          with which he has been associated
(5)                         since prior to 1998.


DISINTERESTED DIRECTORS
Ruth Block,#+, 72           Formerly Executive Vice President            97          None
P.O. Box 4623               and Chief Insurance Officer of The
Stamford, CT 06903          Equitable Life Assurance Society of
(5)                         the United States; Chairman and
                            Chief Executive Officer of Evlico;
                            Director of Avon, BP (oil and gas),
                            Ecolab Incorporated (specialty chemicals),
                            Tandem Financial Group, and Donaldson
                            Lufkin & Jenrette Securities Corporation;
                            former Governor at Large-National
                            Association of Securities Dealers, Inc.


David H. Dievler,#+, 73     Independent consultant. Until               101           None
P.O. Box 167                December 1994, Senior Vice
Spring Lake, NJ 07762       President of ACMC responsible
(5)                         for mutual fund administration.
                            Prior to joining ACMC in 1984, Chief
                            Financial Officer of Eberstadt Asset
                            Management since 1968. Prior to that,
                            Senior Manager at Price Waterhouse & Co.
                            Member of American Institute of
                            Certified Public Accountants since
                            1953.

John H. Dobkin,#+, 61       Consultant. Formerly President              98           None
P.O. Box 12                 of Save Venice, Inc. from
Annandale, NY 12504         2001-2002, and Senior Advisor
(5)                         from June 1999 - June 2000 and
                            President (December 1989 - May 1999)
                            of Historic Hudson Valley (historic
                            preservation). Previously, Director of
                            the National Academy of Design. During
                            1988-92, Director and Chairman of the
                            Audit Committee of ACMC.


--------------------------------------------------------------------------------
28 o AllianceBernstein International Premier Growth Fund

                                                               PORTFOLIOS
                                                                  IN FUND          OTHER
NAME, AGE OF DIRECTOR,             PRINCIPAL                     COMPLEX      DIRECTORSHIPS
     ADDRESS,                    OCCUPATION(S)                 OVERSEEN BY        HELD BY
(YEARS OF SERVICE*)          DURING PAST 5 YEARS                 DIRECTOR         DIRECTOR
-------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
(continued)

William H. Foulk, Jr.,#+, 71    Investment Adviser and an           113         None
2 Sound View Drive              independent consultant. Formerly
Suite 100                       Senior Manager of Barrett
Greenwich, CT 06830             Associates, Inc., a registered
(5)                             investment adviser, with which he
                                had been associated since prior to
                                1998. Formerly Deputy Comptroller
                                of the State of New York and, prior
                                thereto, Chief Investment Officer
                                of the New York Bank for Savings.


Clifford L. Michel,#+, 64       Senior Counsel of the law firm of     97      Placer Dome,
15 St. Bernard's Road           Cahill Gordon & Reindel since                      Inc.
Gladstone, NJ 07934             February 2001 and a partner of that
(5)                             firm for more than 25 years prior
                                thereto. President and Chief
                                Executive Officer of Wenonah
                                Development Company (investments)
                                and a Director of the Placer Dome
                                Inc. (mining).

Donald J. Robinson,#+ 69        Senior Counsel to the law firm of     93          None
98 Hell's Peak Road             Orrick, Herrington & Sutcliffe LLP
Weston, VT 05161                since prior to 1998. Formerly a
(5)                             senior partner and a member of
                                the Executive Committee of that
                                firm. Formerly a member and
                                Chairman of the Municipal Securities
                                Rulemaking Board and a Trustee
                                of the Museum of the City of New York.


*  There is no stated term of office for the Fund's Directors.
** Mr. Carifa is an "interested director", as defined in the 1940 Act, due to his position as President and Chief Operating Officer of ACMC, the Fund's investment adviser.
#  Member of the Audit Committee.
+  Member of the Nominating Committee.


--------------------------------------------------------------------------------
                        AllianceBernstein International Premier Growth Fund o 29

Officer Information
Certain information concerning the Fund's Officers is listed below.


    NAME,                       POSITION(S) HELD          PRINCIPAL OCCUPATION
ADDRESS* AND AGE                    WITH FUND             DURING PAST 5 YEARS**
-------------------------------------------------------------------------------------------------

John D. Carifa, 58          Chairman & President       See biography above.

Bruce W. Calvert, 56        Executive Vice President   Chairman of the Board of Alliance
                                                       Capital Management Corporation ("ACMC")**,
                                                       with which he has been associated
                                                       since prior to 1998.

Edward Baker, 52            Vice President             Senior Vice President of ACMC**,
                                                       with which he has been associated
                                                       since prior to 1998.

Gurudutt M. Baliga, 49      Vice President             Senior Vice President of ACMC**,
                                                       with which he has been associated since
                                                       prior to 1998.

Thomas J. Bardong, 58       Vice President             Senior Vice President of ACMC**,
                                                       with which he has been associated since
                                                       prior to 1998.

Russell Brody, 36          Vice President              Senior Vice President of ACMC**, with which
                                                       he has been associated since prior to 1998.

Thomas Kamp, 42            Vice President              Senior Vice President of ACMC**, with which
                                                       he has been associated since prior to 1998.

Daniel Nordby, 59          Vice President              Senior Vice President of ACMC**, with which
                                                       he has been associated since prior to 1998.

Edmund P. Bergan, Jr., 53   Secretary                  Senior Vice President and the General Counsel
                                                       of AllianceBernstein Investment
                                                       Research and Mangement, Inc. ("ABIRM")** and
                                                       Alliance Global Investor Services Inc. ("AGIS")**,
                                                       with which he has been associated
                                                       since prior to 1998.

Mark D. Gersten, 52         Treasurer and Chief        Senior Vice President of AGIS** and
                            Financial Officer          Vice President of ABIRM**, with which he
                                                       has been associated since prior to 1998.

Vincent S. Noto, 38         Controller                 Vice President of AGIS**, with which he
                                                       has been associated since prior to 1998.

-------------------------------------------------------------------------------

* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.
**  ACMC, ABIRM and AGIS are affiliates of the Fund.
    The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 1-800-227-4618 for a free prospectus or SAI.


--------------------------------------------------------------------------------
30 o AllianceBernstein International Premier Growth Fund

ALLIANCEBERNSTEIN FAMILY OF FUNDS


Wealth Strategies Funds
Balanced Wealth Strategy
Wealth Appreciation
Wealth Preservation
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation
Tax-Managed Wealth Preservation

U.S. Growth Funds Growth Fund
Health Care Fund
Mid-Cap Growth
Fund Premier
Growth Fund Quasar Fund
Select Investor Series Biotechnology Portfolio
Select Investor Series Premier Portfolio
Select Investor Series Technology Portfolio
Technology Fund

U.S. Value Funds
Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small CapValue Fund
Utility Income Fund
Value Fund

Blended Style Series
U.S. Large Cap Portfolio

Global & International Growth Funds
All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Global & International Value Funds
Global Value Fund
International Value Fund

Bond Funds
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds
Intermediate California
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Intermediate New York
Arizona
California
Insured California
Insured National
Florida
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Michigan
Minnesota
National
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds
All-Market Advantage Fund
ACM Income Fund
ACMGovernment Opportunity Fund
ACMManaged Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II



AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.


--------------------------------------------------------------------------------
                        AllianceBernstein International Premier Growth Fund o 31

NOTES









--------------------------------------------------------------------------------
32 o AllianceBernstein International Premier Growth Fund

NOTES









-----------------------------------------------------------------------------
                        AllianceBernstein International Premier Growth Fund o 33

ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO]AllianceBernstein(SM)
      Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.

IPGAR0703


ITEM 2.  CODE OF ETHICS.


(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


The registrant's Board of Directors has determined that independent directors Messrs. David H. Dievler and William H. Foulk qualify as audit committee financial experts.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

    Exhibit No.       DESCRIPTION OF EXHIBIT


    10 (a) (1)        Code of ethics that is subject to the disclosure of Item 2 hereof

    10 (b) (1)        Certification of Principal Executive Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

    10 (b) (2)        Certification of Principal Financial Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

    10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein International Premier Growth Fund, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President


Date:  October 9, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President


Date:  October 9, 2003


By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer


Date:  October 9, 2003